Employee Benefit Plans - Plans with Obligations in Excess of Plan Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Domestic
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 227	$ 200
Accumulated benefit obligation	225	199
Fair value of plan assets	0	0
Foreign
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	392	304
Accumulated benefit obligation	375	294
Fair value of plan assets	$ 313	$ 242